Consolidated Schedule of Investments (unaudited) April 30, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 37.3%
3SBio Inc.(a)(b)	1,272,000	$2,350,932
51job Inc., ADR(b)(c)	24,168	2,231,673
58.com Inc., ADR(b)(c)	90,312	6,483,499
AAC Technologies Holdings Inc.	740,000	4,782,165
Agile Group Holdings Ltd.	1,272,000	1,922,900
Agricultural Bank of China Ltd., Class A	1,399,200	780,418
Agricultural Bank of China Ltd., Class H	27,348,000	12,618,829
Air China Ltd., Class H	1,912,000	2,278,686
Alibaba Group Holding Ltd., ADR(b)(c)	1,239,564	230,025,892
Alibaba Health Information Technology Ltd.(c)	3,192,000	3,816,371
Alibaba Pictures Group Ltd.(b)(c)	12,720,000	2,853,545
Aluminum Corp. of China Ltd., Class H(c)	3,816,000	1,493,247
Angang Steel Co. Ltd., Class A	477,999	380,059
Angang Steel Co. Ltd., Class H	636,000	427,221
Anhui Conch Cement Co. Ltd., Class A	95,400	565,360
Anhui Conch Cement Co. Ltd., Class H	1,113,000	6,788,315
ANTA Sports Products Ltd.	954,000	6,724,476
Autohome Inc., ADR(c)	55,968	6,463,744
AviChina Industry & Technology Co. Ltd., Class H	2,228,000	1,309,185
BAIC Motor Corp. Ltd., Class H(a)	1,749,000	1,226,133
Baidu Inc., ADR(c)	264,258	43,927,607
Bank of Beijing Co. Ltd., Class A	576,900	545,129
Bank of China Ltd., Class A	954,000	550,500
Bank of China Ltd., Class H	74,730,000	35,624,723
Bank of Communications Co. Ltd., Class A	763,289	708,799
Bank of Communications Co. Ltd., Class H	7,950,100	6,698,213
Bank of Ningbo Co. Ltd., Class A	222,699	756,508
Bank of Shanghai Co. Ltd., Class A	222,663	418,489
Baoshan Iron & Steel Co. Ltd., Class A	254,496	270,682
Baozun Inc., ADR(b)(c)	35,934	1,742,799
BBMG Corp., Class H	2,226,000	783,103
Beijing Capital International Airport Co. Ltd., Class H	1,908,000	1,697,535
Beijing Dabeinong Technology Group Co. Ltd., Class A	524,500	593,649
Beijing Enterprises Holdings Ltd.	478,000	2,543,720
Beijing Enterprises Water Group Ltd.	5,092,000	3,160,838
BOC Aviation Ltd.(a)	190,800	1,641,599
BOE Technology Group Co. Ltd., Class A	540,600	288,694
Brilliance China Automotive Holdings Ltd.(b)	3,180,000	3,498,024
BYD Co. Ltd., Class H(b)	636,500	4,332,360
BYD Electronic International Co. Ltd.	636,000	1,136,554
CAR Inc.(c)	636,000	514,773
CGN Power Co. Ltd., Class H(a)	10,494,000	2,768,830
China Agri-Industries Holdings Ltd.	1,590,000	512,746
China Cinda Asset Management Co. Ltd., Class H	8,586,000	2,287,295
China CITIC Bank Corp. Ltd., Class H	8,586,200	5,504,957
China Coal Energy Co. Ltd., Class H	1,908,000	841,471
China Communications Construction Co. Ltd., Class H	4,459,000	4,291,107
China Communications Services Corp. Ltd., Class H	2,546,000	2,050,975
China Conch Venture Holdings Ltd.	1,557,000	5,259,197
China Construction Bank Corp., Class A	256,200	282,756
China Construction Bank Corp., Class H	91,902,390	81,179,234
China Ding Yi Feng Holdings Ltd.(b)(c)(d)	840,000	2,473,296
China Eastern Airlines Corp. Ltd., Class A	351,395	356,542
China Eastern Airlines Corp. Ltd., Class H	1,272,000	903,082
China Everbright Bank Co. Ltd., Class H	3,180,000	1,568,639
China Everbright International Ltd.	3,180,370	3,113,320
China Everbright Ltd.	1,278,000	2,326,184
China Evergrande Group(b)	2,544,000	8,155,301

Security	Shares	Value

China (continued)
China First Capital Group Ltd.(c)	3,180,000	$1,337,599
China Fortune Land Development Co. Ltd., Class A	60,500	281,982
China Galaxy Securities Co. Ltd., Class H	3,498,000	2,287,294
China Gas Holdings Ltd.	1,721,200	5,539,590
China Hongqiao Group Ltd.	2,067,000	1,701,994
China Huarong Asset Management Co. Ltd., Class H(a)	9,540,000	2,042,879
China Huishan Dairy Holdings Co. Ltd.(c)(d)	277,900	708
China International Capital Corp. Ltd., Class H(a)	1,017,600	2,184,259
China International Marine Containers Group Co. Ltd., Class A	190,800	400,209
China International Travel Service Corp. Ltd., Class A	63,600	731,076
China Jinmao Holdings Group Ltd.	5,088,000	3,294,547
China Life Insurance Co. Ltd., Class H	7,316,000	20,701,966
China Literature Ltd.(a)(b)(c)	254,400	1,154,389
China Longyuan Power Group Corp. Ltd., Class H	3,184,000	2,191,552
China Medical System Holdings Ltd.	1,273,000	1,127,712
China Mengniu Dairy Co. Ltd.	2,544,000	9,403,727
China Merchants Bank Co. Ltd., Class A	349,899	1,788,099
China Merchants Bank Co. Ltd., Class H	3,657,446	18,111,476
China Merchants Port Holdings Co. Ltd.	1,278,180	2,580,668
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	127,599	416,418
China Minsheng Banking Corp. Ltd., Class A	413,400	392,473
China Minsheng Banking Corp. Ltd., Class H	5,565,020	4,177,986
China Mobile Ltd.	5,883,000	56,052,496
China Molybdenum Co. Ltd., Class H	3,816,000	1,434,879
China National Building Material Co. Ltd., Class H	3,180,000	2,954,878
China Oilfield Services Ltd., Class H	2,112,000	2,261,300
China Oriental Group Co. Ltd.	1,272,000	779,861
China Overseas Land & Investment Ltd.	3,817,760	14,282,415
China Pacific Insurance Group Co. Ltd., Class A	127,200	682,677
China Pacific Insurance Group Co. Ltd., Class H	2,480,400	10,164,537
China Petroleum & Chemical Corp., Class A	575,496	484,898
China Petroleum & Chemical Corp., Class H	24,168,000	18,575,604
China Power International Development Ltd.	4,452,000	1,186,005
China Railway Construction Corp. Ltd., Class A	155,000	249,242
China Railway Construction Corp. Ltd., Class H	1,908,000	2,252,031
China Railway Group Ltd., Class H	3,816,000	3,005,950
China Railway Signal & Communication Corp. Ltd., Class H(a)	1,272,000	933,887
China Reinsurance Group Corp., Class H	4,134,000	843,093
China Resources Beer Holdings Co. Ltd.	1,276,000	5,830,754
China Resources Cement Holdings Ltd.	2,544,000	2,545,492
China Resources Gas Group Ltd.	636,000	2,942,718
China Resources Land Ltd.	2,545,555	11,080,468
China Resources Pharmaceutical Group Ltd.(a)	1,590,000	2,261,759
China Resources Power Holdings Co. Ltd.	1,912,000	2,675,932
China Shenhua Energy Co. Ltd., Class H	3,339,000	7,379,899
China Southern Airlines Co. Ltd., Class H	1,912,000	1,666,974
China State Construction Engineering Corp. Ltd., Class A	540,600	491,582
China State Construction International Holdings Ltd.	1,912,000	1,981,360
China Taiping Insurance Holdings Co. Ltd.	1,590,190	4,824,040
China Telecom Corp. Ltd., Class H	13,356,000	6,911,739
China Tower Corp. Ltd., Class H(a)	38,160,000	10,311,673
China Traditional Chinese Medicine Holdings Co. Ltd.	2,544,000	1,442,986
China Travel International Investment Hong Kong Ltd.	1,908,000	440,192
China Unicom Hong Kong Ltd.	5,724,000	6,792,571
China United Network Communications Ltd., Class A	344,000	340,364
China Vanke Co. Ltd., Class A	191,708	821,291

1

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Vanke Co. Ltd., Class H	1,144,884	$4,428,994
China Yangtze Power Co. Ltd., Class A	192,600	481,982
China Zhongwang Holdings Ltd.(b)	1,526,400	832,716
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,545,000	1,485,724
CIFI Holdings Group Co. Ltd.	3,180,000	2,111,785
CITIC Ltd.	5,724,000	8,332,026
CITIC Securities Co. Ltd., Class H	2,385,000	5,155,837
CNOOC Ltd.	17,172,000	31,037,163
COSCO SHIPPING Development Co. Ltd., Class A(c)	1,208,400	566,445
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,272,000	822,015
COSCO SHIPPING Holdings Co. Ltd., Class A(c)	414,300	352,151
COSCO SHIPPING Holdings Co. Ltd., Class H(c)	2,226,000	1,035,626
COSCO SHIPPING Ports Ltd.	1,912,000	1,905,810
Country Garden Holdings Co. Ltd.	7,314,838	11,785,193
Country Garden Services Holdings Co. Ltd.(c)	1,272,000	2,350,932
CRRC Corp. Ltd., Class A	605,199	775,660
CRRC Corp. Ltd., Class H	3,816,500	3,332,274
CSPC Pharmaceutical Group Ltd.	4,456,000	8,587,799
Ctrip.com International Ltd., ADR(c)	391,140	17,229,717
Dali Foods Group Co. Ltd.(a)	1,908,000	1,357,055
Daqin Railway Co. Ltd., Class A	288,095	364,112
Datang International Power Generation Co. Ltd., Class H	2,544,000	658,261
Dongfeng Motor Group Co. Ltd., Class H	2,546,000	2,469,608
ENN Energy Holdings Ltd.	770,400	7,276,447
Far East Horizon Ltd.	2,229,000	2,474,646
Focus Media Information Technology Co. Ltd., Class A	255,040	230,780
Foshan Haitian Flavouring & Food Co. Ltd., Class A	29,000	384,071
Fosun International Ltd.	2,546,500	3,946,955
Fullshare Holdings Ltd.(b)	7,007,500	786,015
Future Land Development Holdings Ltd.(b)	1,908,000	2,273,918
Fuyao Glass Industry Group Co. Ltd., Class H(a)	482,400	1,694,002
GDS Holdings Ltd., ADR(c)	57,558	2,252,245
Geely Automobile Holdings Ltd.	4,770,000	9,569,914
Genscript Biotech Corp.(c)	636,000	1,621,332
GF Securities Co. Ltd., Class H	1,462,800	1,976,404
GOME Retail Holdings Ltd.(b)(c)	9,862,160	1,131,356
Great Wall Motor Co. Ltd., Class H(b)	3,021,000	2,452,873
Gree Electric Appliances Inc. of Zhuhai, Class A	64,598	532,595
Greentown China Holdings Ltd.	795,000	719,466
Greentown Service Group Co. Ltd.	1,272,000	1,097,642
Guangdong Investment Ltd.	3,180,000	5,958,396
Guangzhou Automobile Group Co. Ltd., Class H	3,180,397	3,417,384
Guangzhou R&F Properties Co. Ltd., Class H	890,400	1,768,225
Guotai Junan Securities Co. Ltd., Class A	190,800	532,952
Guotai Junan Securities Co. Ltd., Class H(a)	572,400	1,222,809
Haier Electronics Group Co. Ltd.	1,272,000	3,639,891
Haitian International Holdings Ltd.	639,000	1,599,658
Haitong Securities Co. Ltd., Class H	3,308,000	4,258,648
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	159,000	770,795
Hengan International Group Co. Ltd.(b)	636,000	5,605,756
HengTen Networks Group Ltd.(c)	21,624,000	620,160
Hua Hong Semiconductor Ltd.(a)(b)	318,000	751,488
Huadian Power International Corp. Ltd., Class H	1,908,000	814,719
Huadong Medicine Co. Ltd., Class A	31,892	165,108
Huaneng Power International Inc., Class H	3,816,000	2,441,726
Huaneng Renewables Corp. Ltd., Class H	5,088,000	1,465,684
Huatai Securities Co. Ltd., Class H(a)	1,653,600	3,111,012

Security	Shares	Value

China (continued)
Huazhu Group Ltd., ADR(b)	126,246	$5,352,830
Hubei Energy Group Co. Ltd., Class A	636,600	378,678
Hutchison China MediTech Ltd., ADR(b)(c)	50,562	1,520,905
Industrial & Commercial Bank of China Ltd., Class A	985,800	849,620
Industrial & Commercial Bank of China Ltd., Class H	65,826,350	49,419,686
Industrial Bank Co. Ltd., Class A	414,300	1,224,232
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,119,996	282,439
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	91,992	423,030
Inner Mongolia Yitai Coal Co. Ltd., Class B	954,000	1,141,938
iQIYI Inc., ADR(b)(c)	119,568	2,643,649
JD.com Inc., ADR(b)(c)	699,600	21,176,892
Jiangsu Expressway Co. Ltd., Class H	1,274,000	1,812,252
Jiangsu Hengrui Medicine Co. Ltd., Class A	76,597	747,080
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	29,000	506,158
Jiangxi Copper Co. Ltd., Class H	1,273,000	1,687,511
Jiayuan International Group Ltd.	1,272,000	569,088
Kaisa Group Holdings Ltd.(b)	2,226,000	944,831
Kangmei Pharmaceutical Co. Ltd., Class A	95,497	135,144
Kingboard Holdings Ltd.	636,000	2,071,252
Kingboard Laminates Holdings Ltd.	1,113,000	1,167,562
Kingdee International Software Group Co. Ltd.	2,226,000	2,723,838
Kingsoft Corp. Ltd.	957,000	2,445,745
Kunlun Energy Co. Ltd.	3,186,000	3,362,490
Kweichow Moutai Co. Ltd., Class A	31,800	4,594,578
KWG Group Holdings Ltd.	1,272,000	1,488,383
Lee & Man Paper Manufacturing Ltd.	1,272,000	1,031,167
Legend Holdings Corp., Class H(a)	349,800	951,925
Lenovo Group Ltd.	6,996,000	6,482,897
Liaoning Cheng Da Co. Ltd., Class A	223,142	468,710
Logan Property Holdings Co. Ltd.	1,272,000	2,026,665
Longfor Group Holdings Ltd.	1,431,000	5,271,356
Luye Pharma Group Ltd.(a)(b)	1,113,000	1,007,253
Luzhou Laojiao Co. Ltd., Class A	31,800	367,378
Maanshan Iron & Steel Co. Ltd., Class H	1,908,000	877,951
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	127,223	288,935
Meitu Inc.(a)(b)(c)	1,590,000	583,680
Meituan Dianping, Class B(c)	159,000	1,155,199
Metallurgical Corp. of China Ltd., Class A	606,808	298,847
Metallurgical Corp. of China Ltd., Class H	2,862,000	791,615
Midea Group Co. Ltd., Class A	123,488	959,877
MMG Ltd.(c)	2,544,000	1,099,263
Momo Inc., ADR	139,602	4,895,842
NetEase Inc., ADR	74,094	21,081,966
New China Life Insurance Co. Ltd., Class H	826,800	4,579,048
New Hope Liuhe Co. Ltd., Class A	383,972	985,953
New Oriental Education & Technology Group Inc., ADR(c)	137,058	13,083,557
Nexteer Automotive Group Ltd.	954,000	1,493,247
Nine Dragons Paper Holdings Ltd.(b)	1,590,000	1,469,332
Noah Holdings Ltd., ADR(b)(c)	27,666	1,503,370
People’s Insurance Co. Group of China Ltd. (The), Class H	7,314,000	2,992,574
PetroChina Co. Ltd., Class A	155,000	170,376
PetroChina Co. Ltd., Class H	20,352,000	12,918,775
PICC Property & Casualty Co. Ltd., Class H	6,663,814	7,483,137
Pinduoduo Inc., ADR(b)(c)	182,214	4,050,617
Ping An Bank Co. Ltd., Class A	312,439	641,911
Ping An Insurance Group Co. of China Ltd., Class A	191,199	2,442,015
Ping An Insurance Group Co. of China Ltd., Class H	4,929,000	59,339,747

2

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Poly Developments and Holdings Group Co. Ltd., Class A	190,897	$382,006
Postal Savings Bank of China Co. Ltd., Class H(a)	6,678,000	4,060,221
Qingdao Haier Co. Ltd., Class A	155,000	395,016
SAIC Motor Corp. Ltd., Class A	159,399	647,409
Sanan Optoelectronics Co. Ltd., Class A	127,226	246,478
Semiconductor Manufacturing International Corp.(b)(c)	2,862,400	3,061,098
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,544,000	2,496,852
Shanghai Electric Group Co. Ltd., Class H	2,560,000	998,496
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	123,500	533,113
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	477,000	1,638,559
Shanghai Industrial Holdings Ltd.	639,000	1,501,920
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	922,296	1,396,356
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	254,700	743,556
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	604,200	1,264,558
Shanghai Pudong Development Bank Co. Ltd., Class A	573,694	1,018,671
Shanghai Tunnel Engineering Co. Ltd., Class A	414,265	424,021
Shenergy Co. Ltd., Class A	479,185	398,062
Shenwan Hongyuan Group Co. Ltd., Class A	929,497	708,713
Shenzhen Energy Group Co. Ltd., Class A	507,965	454,371
Shenzhen International Holdings Ltd.	795,000	1,714,559
Shenzhen Investment Ltd.	3,180,000	1,264,639
Shenzhou International Group Holdings Ltd.	667,800	8,963,130
Shimao Property Holdings Ltd.	1,113,000	3,390,611
Shui On Land Ltd.	3,021,000	735,477
Sihuan Pharmaceutical Holdings Group Ltd.	3,728,000	1,002,636
SINA Corp./China(c)	62,010	3,902,909
Sino Biopharmaceutical Ltd.	6,678,500	6,418,524
Sino-Ocean Group Holding Ltd.	2,703,000	1,212,757
Sinopec Engineering Group Co. Ltd., Class H	1,272,000	1,228,970
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,180,000	1,438,932
Sinopharm Group Co. Ltd., Class H	1,146,400	4,500,614
Sinotrans Ltd., Class H	1,590,000	652,586
Sinotruk Hong Kong Ltd.	636,000	1,376,511
SOHO China Ltd.(c)	1,908,000	690,688
SooChow Securities Co. Ltd., Class A	193,581	322,767
SSY Group Ltd.	1,272,000	1,201,407
Sun Art Retail Group Ltd.	2,226,000	1,943,572
Sunac China Holdings Ltd.	2,226,000	11,477,006
Suning.com Co. Ltd., Class A	159,096	297,837
Sunny Optical Technology Group Co. Ltd.	699,600	8,529,424
TAL Education Group, ADR(c)	341,214	13,126,503
Tencent Holdings Ltd.	5,469,600	270,503,072
Tencent Music Entertainment Group, ADR(b)(c)	86,178	1,482,262
Tingyi Cayman Islands Holding Corp.	1,910,000	3,140,566
Tong Ren Tang Technologies Co. Ltd., Class H	318,000	441,002
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,055,400	391,396
Towngas China Co. Ltd.	954,000	758,784
TravelSky Technology Ltd., Class H	956,000	2,455,375
Tsingtao Brewery Co. Ltd., Class H	636,000	4,053,331
Tus-Sound Environmental Resources Co. Ltd., Class A	95,795	159,723
Uni-President China Holdings Ltd.	1,272,000	1,164,117
Vipshop Holdings Ltd., ADR(c)	416,580	3,586,754
Want Want China Holdings Ltd.	4,770,000	3,781,757
Weibo Corp., ADR(c)	52,470	3,594,195
Weichai Power Co. Ltd., Class H	1,908,600	3,118,802

Security	Shares	Value

China (continued)
Wuliangye Yibin Co. Ltd., Class A	63,600	$965,711
Wuxi Biologics Cayman Inc.(a)(c)	477,000	4,797,117
Xiaomi Corp., Class B(a)(b)(c)	2,798,400	4,287,451
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	193,513	331,839
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	529,058	577,247
Xinyi Solar Holdings Ltd.	2,672,000	1,522,400
Yanzhou Coal Mining Co. Ltd., Class H	1,910,000	2,035,282
Yihai International Holding Ltd.(b)	318,000	1,568,639
Youngor Group Co. Ltd., Class A	319,512	452,163
Yuexiu Property Co. Ltd.	5,724,000	1,327,871
Yum China Holdings Inc.	345,030	16,402,726
Yuzhou Properties Co. Ltd.	1,590,000	839,039
YY Inc., ADR(b)(c)	47,064	3,982,085
Zhaojin Mining Industry Co. Ltd., Class H	1,113,000	957,599
Zhejiang Expressway Co. Ltd., Class H	1,274,000	1,365,684
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	222,600	802,965
Zhongsheng Group Holdings Ltd.(b)	636,000	1,669,972
Zhuzhou CRRC Times Electric Co. Ltd., Class H	540,600	2,742,484
Zijin Mining Group Co. Ltd., Class H	5,724,000	2,232,575
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	797,137	585,326
ZTE Corp., Class H(c)	763,200	2,422,270
ZTO Express Cayman Inc., ADR	286,518	5,710,304

		1,711,025,403

Hong Kong — 11.9%
AIA Group Ltd.	11,575,200	117,959,217
ASM Pacific Technology Ltd.	286,300	3,315,364
Bank of East Asia Ltd. (The)	1,244,800	3,926,989
BeiGene Ltd., ADR(b)(c)	31,482	3,911,009
BOC Hong Kong Holdings Ltd.	3,657,000	16,361,269
CK Asset Holdings Ltd.	2,544,132	20,429,846
CK Hutchison Holdings Ltd.	2,544,132	26,720,942
CK Infrastructure Holdings Ltd.	639,000	5,188,301
CLP Holdings Ltd.	1,590,000	18,027,188
Dairy Farm International Holdings Ltd.	318,000	2,489,940
Galaxy Entertainment Group Ltd.	2,226,000	16,640,949
Hang Lung Group Ltd.	954,000	2,839,358
Hang Lung Properties Ltd.	1,908,000	4,484,605
Hang Seng Bank Ltd.	699,600	18,369,694
Henderson Land Development Co. Ltd.	1,226,333	7,549,887
HK Electric Investments & HK Electric Investments Ltd.	2,385,000	2,334,718
HKT Trust & HKT Ltd.	3,816,640	5,915,612
Hong Kong & China Gas Co. Ltd.	8,904,669	21,247,534
Hong Kong Exchanges & Clearing Ltd.	1,140,700	39,548,066
Hongkong Land Holdings Ltd.	1,113,000	7,757,610
Hysan Development Co. Ltd.	639,000	3,575,611
Jardine Matheson Holdings Ltd.	222,800	14,660,240
Jardine Strategic Holdings Ltd.	222,600	8,418,732
Kerry Properties Ltd.	636,500	2,717,867
Link REIT	1,911,500	22,293,605
Melco Resorts & Entertainment Ltd., ADR	238,182	5,978,368
MGM China Holdings Ltd.	896,000	1,845,586
Minth Group Ltd.(b)	636,000	2,006,399
MTR Corp. Ltd.	1,433,000	8,529,979
New World Development Co. Ltd.	6,044,666	10,000,735
NWS Holdings Ltd.	1,592,500	3,308,659
PCCW Ltd.	4,134,000	2,492,393

3

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Power Assets Holdings Ltd.	1,272,000	$8,868,687
Sands China Ltd.	2,289,600	12,578,296
Shangri-La Asia Ltd.	1,278,333	1,811,898
Sino Land Co. Ltd.	3,181,200	5,595,707
SJM Holdings Ltd.	1,908,000	2,303,103
Sun Hung Kai Properties Ltd.	1,590,000	27,441,048
Swire Pacific Ltd., Class A	478,000	6,050,093
Swire Properties Ltd.	1,144,800	4,647,549
Techtronic Industries Co. Ltd.	1,272,000	9,192,954
WH Group Ltd.(a)	8,268,000	9,800,953
Wharf Holdings Ltd. (The)	1,272,000	3,656,104
Wharf Real Estate Investment Co. Ltd.	1,274,000	9,759,528
Wheelock & Co. Ltd.	636,000	4,527,570
Wynn Macau Ltd.	1,399,200	4,012,797
Yue Yuen Industrial Holdings Ltd.	636,000	2,055,039

		543,147,598

India — 10.3%
Adani Ports & Special Economic Zone Ltd.	502,324	2,836,840
Ambuja Cements Ltd.	587,664	1,863,018
Ashok Leyland Ltd.	1,130,172	1,412,842
Asian Paints Ltd.	276,024	5,806,510
Aurobindo Pharma Ltd.	256,944	3,025,717
Avenue Supermarts Ltd.(a)(c)	120,522	2,244,829
Axis Bank Ltd.(c)	1,738,824	19,171,032
Bajaj Auto Ltd.	80,772	3,465,402
Bajaj Finance Ltd.	169,494	7,544,452
Bajaj Finserv Ltd.	37,206	4,022,872
Bharat Forge Ltd.	203,202	1,379,683
Bharat Petroleum Corp. Ltd.	728,856	3,980,460
Bharti Airtel Ltd.	1,338,780	6,165,178
Bharti Infratel Ltd.	311,640	1,176,372
Bosch Ltd.	7,314	1,894,802
Britannia Industries Ltd.	54,434	2,266,500
Cadila Healthcare Ltd.	202,566	947,830
Cipla Ltd./India	334,854	2,720,091
Coal India Ltd.	1,179,148	4,274,711
Container Corp. of India Ltd.	211,152	1,497,262
Dabur India Ltd.	510,390	2,921,284
Divi’s Laboratories Ltd.	74,412	1,868,865
Dr. Reddy’s Laboratories Ltd.	110,664	4,667,764
Eicher Motors Ltd.	12,720	3,724,958
GAIL India Ltd.	760,656	3,892,752
Glenmark Pharmaceuticals Ltd.	138,966	1,275,501
Godrej Consumer Products Ltd.	345,984	3,242,275
Grasim Industries Ltd.	318,000	4,120,290
Havells India Ltd.	248,358	2,766,070
HCL Technologies Ltd.	522,474	8,889,091
Hero MotoCorp Ltd.	48,018	1,734,112
Hindalco Industries Ltd.	1,118,724	3,314,172
Hindustan Petroleum Corp. Ltd.	580,350	2,430,163
Hindustan Unilever Ltd.	624,552	15,783,118
Housing Development Finance Corp. Ltd.	1,558,836	44,712,985
ICICI Bank Ltd.	2,297,550	13,460,836
Idea Cellular Ltd., NVS	4,344,061	964,948
Indiabulls Housing Finance Ltd.	269,664	2,696,301
Indian Oil Corp. Ltd.	1,375,350	3,125,267
Infosys Ltd.	3,352,992	36,220,485
InterGlobe Aviation Ltd.(a)	89,358	1,948,940
ITC Ltd.	3,265,224	14,146,976
JSW Steel Ltd.	812,490	3,601,981

Security	Shares	Value

India (continued)
Larsen & Toubro Ltd.	453,786	$8,798,276
LIC Housing Finance Ltd.	281,748	2,012,233
Lupin Ltd.	214,014	2,683,262
Mahindra & Mahindra Financial Services Ltd.	294,150	1,694,390
Mahindra & Mahindra Ltd.	716,454	6,647,057
Marico Ltd.	426,756	2,205,145
Maruti Suzuki India Ltd.	98,898	9,478,908
Motherson Sumi Systems Ltd.	921,246	1,940,406
Nestle India Ltd.	22,260	3,490,135
NTPC Ltd.	2,272,084	4,378,957
Oil & Natural Gas Corp. Ltd.	2,406,681	5,854,615
Page Industries Ltd.	5,406	1,794,792
Petronet LNG Ltd.	560,316	1,942,673
Pidilite Industries Ltd.	120,204	2,133,571
Piramal Enterprises Ltd.	80,454	2,732,165
Power Grid Corp. of India Ltd.	1,640,244	4,395,758
REC Ltd.	664,938	1,410,587
Reliance Industries Ltd.	2,734,164	54,751,090
Shree Cement Ltd.	8,268	2,352,419
Shriram Transport Finance Co. Ltd.	144,372	2,305,987
State Bank of India(c)	1,721,652	7,672,139
Sun Pharmaceutical Industries Ltd.	807,084	5,310,454
Tata Consultancy Services Ltd.	864,324	28,088,705
Tata Motors Ltd.(c)	1,511,454	4,656,896
Tata Power Co. Ltd. (The)	975,140	950,553
Tata Steel Ltd.	327,222	2,621,399
Tech Mahindra Ltd.	455,694	5,477,861
Titan Co. Ltd.	302,100	5,032,050
UltraTech Cement Ltd.	92,220	6,121,328
United Spirits Ltd.(c)	277,296	2,236,986
UPL Ltd.	345,348	4,812,020
Vedanta Ltd.	1,235,748	2,964,392
Vodafone Idea Ltd.(c)	1,969,086	437,394
Wipro Ltd.	1,466,538	6,294,915
Yes Bank Ltd.	1,648,194	3,981,045
Zee Entertainment Enterprises Ltd.	459,194	2,856,026

		471,722,126

Indonesia — 2.4%
Adaro Energy Tbk PT	13,769,400	1,260,987
Astra International Tbk PT	19,239,000	10,294,553
Bank Central Asia Tbk PT	9,381,000	18,926,579
Bank Mandiri Persero Tbk PT	17,998,802	9,757,245
Bank Negara Indonesia Persero Tbk PT	7,250,415	4,884,490
Bank Rakyat Indonesia Persero Tbk PT	53,551,200	16,422,368
Bank Tabungan Negara Persero Tbk PT	3,975,000	705,737
Bukit Asam Tbk PT	2,607,600	724,638
Bumi Serpong Damai Tbk PT(c)	7,568,400	762,151
Charoen Pokphand Indonesia Tbk PT	7,186,800	2,660,377
Gudang Garam Tbk PT	445,200	2,639,177
Hanjaya Mandala Sampoerna Tbk PT	8,427,000	2,069,790
Indah Kiat Pulp & Paper Corp. Tbk PT	2,703,000	1,403,663
Indocement Tunggal Prakarsa Tbk PT	1,780,800	2,749,305
Indofood CBP Sukses Makmur Tbk PT	2,098,800	1,432,339
Indofood Sukses Makmur Tbk PT	3,847,800	1,876,646
Jasa Marga Persero Tbk PT	2,267,840	970,795
Kalbe Farma Tbk PT	20,415,600	2,213,481
Pabrik Kertas Tjiwi Kimia Tbk PT	1,335,600	944,293
Pakuwon Jati Tbk PT	15,613,800	783,429
Perusahaan Gas Negara Persero Tbk PT	10,557,600	1,718,851
Semen Indonesia Persero Tbk PT	2,862,000	2,711,369

4

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Surya Citra Media Tbk PT	5,628,600	$734,680
Telekomunikasi Indonesia Persero Tbk PT	47,509,200	12,635,780
Tower Bersama Infrastructure Tbk PT	1,717,200	475,996
Unilever Indonesia Tbk PT	1,462,800	4,670,695
United Tractors Tbk PT	1,621,843	3,092,883

		109,522,297

Malaysia — 2.4%
AirAsia Group Bhd	1,526,400	1,007,878
Alliance Bank Malaysia Bhd	1,043,200	1,024,403
AMMB Holdings Bhd	1,653,600	1,787,784
Axiata Group Bhd	2,544,000	2,442,782
British American Tobacco Malaysia Bhd	127,200	1,072,486
CIMB Group Holdings Bhd	4,579,200	5,836,833
Dialog Group Bhd	3,498,062	2,724,334
DiGi.Com Bhd(b)	3,021,000	3,361,132
Fraser & Neave Holdings Bhd	127,200	1,073,716
Gamuda Bhd	1,876,200	1,588,269
Genting Bhd	2,035,200	3,465,427
Genting Malaysia Bhd	2,766,600	2,127,897
Genting Plantations Bhd(b)	222,600	566,393
HAP Seng Consolidated Bhd	572,800	1,368,790
Hartalega Holdings Bhd	1,303,800	1,586,193
Hong Leong Bank Bhd	636,000	3,073,474
Hong Leong Financial Group Bhd	254,400	1,182,626
IHH Healthcare Bhd	2,003,400	2,694,136
IJM Corp. Bhd(b)	2,893,800	1,637,802
IOI Corp. Bhd	1,717,200	1,873,158
IOI Properties Group Bhd	1,749,066	579,567
Kuala Lumpur Kepong Bhd	381,600	2,283,416
Malayan Banking Bhd	3,720,600	8,323,993
Malaysia Airports Holdings Bhd	862,400	1,591,513
Maxis Bhd(b)	2,162,400	2,803,353
MISC Bhd	1,081,200	1,804,397
Nestle Malaysia Bhd	65,000	2,296,892
Petronas Chemicals Group Bhd	2,257,800	4,914,790
Petronas Dagangan Bhd	184,200	1,077,266
Petronas Gas Bhd	667,800	2,855,655
PPB Group Bhd	573,120	2,600,491
Press Metal Aluminium Holdings Bhd	1,335,600	1,534,430
Public Bank Bhd	2,830,230	15,402,147
QL Resources Bhd	349,800	577,007
RHB Bank Bhd	858,645	1,237,761
RHB Capital Bhd(d)	359,100	1
Sime Darby Bhd	2,289,600	1,284,768
Sime Darby Plantation Bhd	2,130,600	2,659,063
Sime Darby Property Bhd	2,671,200	717,144
SP Setia Bhd Group	1,335,600	733,296
Telekom Malaysia Bhd(b)	1,102,200	775,765
Tenaga Nasional Bhd	2,957,400	8,783,861
Top Glove Corp. Bhd	1,399,200	1,648,108
Westports Holdings Bhd	1,081,200	993,726
YTL Corp. Bhd	3,060,478	836,459

		109,810,382

Pakistan — 0.0%
Habib Bank Ltd.	588,600	530,365
MCB Bank Ltd.	401,300	539,526
Oil & Gas Development Co. Ltd.	657,200	654,781

		1,724,672

Security	Shares	Value

Philippines — 1.2%
Aboitiz Equity Ventures Inc.	1,940,520	$2,070,384
Aboitiz Power Corp.	1,514,800	1,095,859
Alliance Global Group Inc.	4,038,600	1,159,366
Ayala Corp.	246,718	4,279,838
Ayala Land Inc.	6,837,000	6,422,090
Bank of the Philippine Islands	871,796	1,419,465
BDO Unibank Inc.	1,933,440	4,971,570
DMCI Holdings Inc.	4,208,600	901,280
Globe Telecom Inc.	33,390	1,140,498
GT Capital Holdings Inc.	89,880	1,491,892
International Container Terminal Services Inc.	651,900	1,582,449
JG Summit Holdings Inc.	2,842,927	3,600,541
Jollibee Foods Corp.	448,380	2,620,802
Manila Electric Co.	190,800	1,409,604
Megaworld Corp.	11,994,100	1,288,884
Metro Pacific Investments Corp.	13,704,200	1,201,788
Metropolitan Bank & Trust Co.	1,335,609	1,902,979
PLDT Inc.	84,300	1,989,715
Robinsons Land Corp.	2,276,967	1,070,486
Security Bank Corp.	216,240	746,907
SM Investments Corp.	235,320	4,289,834
SM Prime Holdings Inc.	9,444,625	7,512,204
Universal Robina Corp.	864,960	2,527,866

		56,696,301

Singapore — 4.0%
Ascendas REIT	2,416,818	5,326,516
CapitaLand Commercial Trust	2,512,266	3,580,514
CapitaLand Ltd.	2,448,600	6,349,954
CapitaLand Mall Trust	2,353,200	4,183,620
City Developments Ltd.	413,400	2,715,101
ComfortDelGro Corp. Ltd.	2,067,000	4,084,800
DBS Group Holdings Ltd.	1,717,200	35,638,334
Genting Singapore Ltd.	5,883,000	4,257,093
Golden Agri-Resources Ltd.	5,914,807	1,260,134
Jardine Cycle & Carriage Ltd.	95,666	2,496,368
Keppel Corp. Ltd.	1,367,400	6,800,836
Oversea-Chinese Banking Corp. Ltd.(b)	3,052,875	27,137,664
SATS Ltd.	636,000	2,443,638
Sembcorp Industries Ltd.	985,800	1,926,409
Singapore Airlines Ltd.	508,800	3,618,266
Singapore Exchange Ltd.	807,500	4,378,012
Singapore Press Holdings Ltd.(b)	1,322,700	2,439,008
Singapore Technologies Engineering Ltd.	1,526,400	4,440,600
Singapore Telecommunications Ltd.	7,759,200	18,069,838
Suntec REIT(b)	1,971,600	2,679,592
United Overseas Bank Ltd.	1,314,600	26,877,254
UOL Group Ltd.	508,800	2,833,312
Venture Corp. Ltd.	254,400	3,171,590
Wilmar International Ltd.	1,812,600	4,847,094
Yangzijiang Shipbuilding Holdings Ltd.	2,162,400	2,494,099

		184,049,646

South Korea — 13.8%
Amorepacific Corp.	30,210	5,379,172
AMOREPACIFIC Group	27,666	1,781,007
BGF retail Co. Ltd.	7,632	1,427,550
BNK Financial Group Inc.	251,538	1,509,465
Celltrion Healthcare Co. Ltd.(b)(c)	48,336	3,128,195
Celltrion Inc.(b)(c)	79,818	14,485,653
Celltrion Pharm Inc.(c)	14,946	759,999

5

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Cheil Worldwide Inc.	69,006	$1,503,405
CJ CheilJedang Corp.	7,950	2,143,774
CJ Corp.	13,818	1,413,561
CJ ENM Co. Ltd.	10,494	1,966,474
CJ Logistics Corp.(c)	7,632	1,029,012
Daelim Industrial Co. Ltd.	25,758	2,134,464
Daewoo Engineering & Construction Co. Ltd.(c)	152,004	655,823
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(c)	35,298	877,804
DB Insurance Co. Ltd.	48,336	2,830,272
DGB Financial Group Inc.	165,042	1,189,619
Doosan Bobcat Inc.	40,704	1,113,293
E-MART Inc.	19,716	2,903,011
Fila Korea Ltd.	45,792	3,230,117
GS Engineering & Construction Corp.	54,696	1,901,004
GS Holdings Corp.	48,654	2,165,825
GS Retail Co. Ltd.	26,076	873,925
Hana Financial Group Inc.	282,952	8,913,781
Hankook Tire Co. Ltd.	71,550	2,434,715
Hanmi Pharm Co. Ltd.	6,218	2,312,820
Hanmi Science Co. Ltd.	13,079	841,964
Hanon Systems	182,850	1,964,446
Hanwha Chemical Corp.	101,442	1,788,901
Hanwha Corp.	40,068	1,015,291
Hanwha Life Insurance Co. Ltd.	281,748	962,355
HDC Holdings Co. Ltd.	1	15
HDC Hyundai Development Co-Engineering & Construction, Class E	25,122	1,002,170
Helixmith Co. Ltd.(c)	13,356	2,976,130
HLB Inc.(b)(c)	31,800	2,283,970
Hotel Shilla Co. Ltd.	30,210	2,974,062
Hyosung Corp.	1	64
Hyundai Department Store Co. Ltd.	13,676	1,188,301
Hyundai Engineering & Construction Co. Ltd.	75,048	3,372,872
Hyundai Glovis Co. Ltd.	18,126	2,474,936
Hyundai Heavy Industries Co. Ltd.(c)	36,570	3,897,586
Hyundai Heavy Industries Holdings Co. Ltd.	9,540	2,793,032
Hyundai Marine & Fire Insurance Co. Ltd.	59,784	1,957,572
Hyundai Mobis Co. Ltd.	65,190	12,974,939
Hyundai Motor Co.	131,652	15,609,127
Hyundai Steel Co.	76,638	3,037,572
Industrial Bank of Korea	240,726	2,915,955
Kakao Corp.	49,290	5,063,391
Kangwon Land Inc.	112,254	3,267,248
KB Financial Group Inc.	381,600	15,092,171
KCC Corp.	5,726	1,740,128
Kia Motors Corp.	252,810	9,792,965
Korea Aerospace Industries Ltd.	70,278	2,105,663
Korea Electric Power Corp.(c)	246,132	5,962,878
Korea Gas Corp.	27,986	1,105,640
Korea Investment Holdings Co. Ltd.	41,658	2,439,248
Korea Zinc Co. Ltd.	8,268	3,202,731
Korean Air Lines Co. Ltd.	45,474	1,290,470
KT Corp.	24,070	563,553
KT&G Corp.	109,074	9,524,075
Kumho Petrochemical Co. Ltd.	17,490	1,374,466
LG Chem Ltd.	43,884	13,561,721
LG Corp.	90,630	5,663,648
LG Display Co. Ltd.(b)(c)	222,600	3,801,626
LG Electronics Inc.	101,760	6,603,097
LG Household & Health Care Ltd.	8,904	10,838,923

Security	Shares	Value

South Korea (continued)
LG Innotek Co. Ltd.	13,992	$1,467,294
LG Uplus Corp.	105,258	1,288,524
Lotte Chemical Corp.	16,536	3,800,810
Lotte Corp.	28,620	1,201,739
Lotte Shopping Co. Ltd.	10,812	1,647,508
Medy-Tox Inc.	4,258	2,037,964
Mirae Asset Daewoo Co. Ltd.	377,148	2,518,302
NAVER Corp.	137,376	14,053,360
NCSoft Corp.	16,854	7,589,097
Netmarble Corp.(a)(c)	24,804	2,707,281
NH Investment & Securities Co. Ltd.	141,192	1,661,936
OCI Co. Ltd.	17,172	1,368,586
Orange Life Insurance Ltd.(a)	31,482	959,431
Orion Corp./Republic of Korea	20,034	1,661,854
Ottogi Corp.	1,273	791,164
Pan Ocean Co. Ltd.(c)	218,466	891,145
Pearl Abyss Corp.(b)(c)	5,724	854,080
POSCO	74,412	16,243,684
POSCO Chemical Co. Ltd.(b)	22,260	1,091,896
Posco International Corp.	48,792	764,366
S-1 Corp.	15,900	1,333,904
Samsung Biologics Co. Ltd.(a)(b)(c)	15,900	4,627,830
Samsung C&T Corp.	71,868	6,306,099
Samsung Card Co. Ltd.	28,968	920,013
Samsung Electro-Mechanics Co. Ltd.(b)	53,742	4,991,659
Samsung Electronics Co. Ltd.	4,562,664	179,085,001
Samsung Engineering Co. Ltd.(c)	148,506	2,167,553
Samsung Fire & Marine Insurance Co. Ltd.	28,302	7,365,328
Samsung Heavy Industries Co. Ltd.(c)	428,346	3,014,171
Samsung Life Insurance Co. Ltd.	66,780	4,853,505
Samsung SDI Co. Ltd.	52,788	10,687,294
Samsung SDS Co. Ltd.	33,390	6,202,654
Samsung Securities Co. Ltd.	62,328	1,902,147
Shinhan Financial Group Co. Ltd.	402,205	15,184,044
Shinsegae Inc.	6,996	2,036,245
SillaJen Inc.(b)(c)	57,240	3,204,636
SK Holdings Co. Ltd.	30,210	6,633,450
SK Hynix Inc.	558,090	37,742,679
SK Innovation Co. Ltd.	60,420	9,439,413
SK Telecom Co. Ltd.	19,398	4,109,922
S-Oil Corp.	43,248	3,413,488
Woongjin Coway Co. Ltd.	49,608	3,728,616
Woori Financial Group Inc.	461,670	5,473,723
Yuhan Corp.	8,586	1,804,445

		629,916,482

Taiwan — 13.1%
Acer Inc.	3,058,830	2,073,800
Advantech Co. Ltd.	347,595	2,812,166
Airtac International Group	110,000	1,466,619
ASE Technology Holding Co. Ltd.	3,502,110	8,125,992
Asia Cement Corp.	2,226,448	3,008,129
Asustek Computer Inc.	639,100	4,880,994
AU Optronics Corp.	8,268,580	2,956,791
Catcher Technology Co. Ltd.	639,000	5,056,001
Cathay Financial Holding Co. Ltd.	7,950,722	11,501,158
Chailease Holding Co. Ltd.	1,297,687	5,522,340
Chang Hwa Commercial Bank Ltd.	5,088,098	3,046,174
Cheng Shin Rubber Industry Co. Ltd.	1,908,303	2,547,409
Chicony Electronics Co. Ltd.	648,961	1,598,198
China Airlines Ltd.	2,547,330	807,865

6

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China Development Financial Holding Corp.	13,362,734	$4,302,748
China Life Insurance Co. Ltd./Taiwan	2,544,077	2,115,879
China Steel Corp.	12,084,484	9,757,221
Chunghwa Telecom Co. Ltd.	3,816,110	13,707,913
Compal Electronics Inc.	4,134,000	2,668,952
CTBC Financial Holding Co. Ltd.	14,310,456	9,794,704
Delta Electronics Inc.	2,052,000	10,790,913
E.Sun Financial Holding Co. Ltd.	9,330,474	7,654,364
Eclat Textile Co. Ltd.	239,208	3,406,088
Eva Airways Corp.	2,231,866	1,094,229
Evergreen Marine Corp. Taiwan Ltd.	2,096,188	919,172
Far Eastern New Century Corp.	2,862,040	3,121,282
Far EasTone Telecommunications Co. Ltd.	1,593,000	3,907,621
Feng TAY Enterprise Co. Ltd.	318,652	2,583,163
First Financial Holding Co. Ltd.	9,629,728	6,871,477
Formosa Chemicals & Fibre Corp.	3,500,740	12,575,067
Formosa Petrochemical Corp.	1,273,000	4,716,951
Formosa Plastics Corp.	4,452,400	16,137,627
Formosa Taffeta Co. Ltd.	318,000	383,337
Foxconn Technology Co. Ltd.	959,666	2,149,085
Fubon Financial Holding Co. Ltd.	6,360,111	9,385,491
Giant Manufacturing Co. Ltd.	318,000	2,423,514
Globalwafers Co. Ltd.	252,000	2,748,261
Highwealth Construction Corp.	638,880	1,022,382
Hiwin Technologies Corp.	184,934	1,756,517
Hon Hai Precision Industry Co. Ltd.	12,720,516	35,772,721
Hotai Motor Co. Ltd.	318,000	4,805,864
Hua Nan Financial Holdings Co. Ltd.	7,314,257	4,781,334
Innolux Corp.	8,586,981	2,751,080
Inventec Corp.	2,545,460	2,042,892
Largan Precision Co. Ltd.	92,000	13,844,212
Lite-On Technology Corp.	2,227,371	3,139,122
MediaTek Inc.	1,590,391	15,208,587
Mega Financial Holding Co. Ltd.	10,812,827	10,375,079
Micro-Star International Co. Ltd.	636,000	1,761,807
Nan Ya Plastics Corp.	5,094,000	12,874,710
Nanya Technology Corp.	957,000	2,025,430
Nien Made Enterprise Co. Ltd.	68,000	532,539
Novatek Microelectronics Corp.	637,000	4,153,765
Pegatron Corp.	1,910,000	3,603,540
Phison Electronics Corp.	116,000	1,090,515
Pou Chen Corp.	1,590,000	1,932,122
Powertech Technology Inc.	637,200	1,587,793
President Chain Store Corp.	636,000	5,927,575
Quanta Computer Inc.	2,548,000	4,881,447
Realtek Semiconductor Corp.	318,642	2,155,146
Ruentex Development Co. Ltd.	375,977	515,887
Ruentex Industries Ltd.	374,517	894,449
Shanghai Commercial & Savings Bank Ltd. (The)	1,908,000	3,074,930
Shin Kong Financial Holding Co. Ltd.	9,540,052	2,698,296
SinoPac Financial Holdings Co. Ltd.	10,494,925	4,041,604
Standard Foods Corp.	417,844	739,655
Synnex Technology International Corp.	1,308,950	1,630,840
TaiMed Biologics Inc.(c)	318,000	1,615,676
Taishin Financial Holding Co. Ltd.	9,625,765	4,361,047
Taiwan Business Bank	3,920,788	1,617,748
Taiwan Cement Corp.	2,862,000	3,889,971
Taiwan Cooperative Financial Holding Co. Ltd.	8,758,965	5,810,776
Taiwan High Speed Rail Corp.	1,908,000	2,321,634
Taiwan Mobile Co. Ltd.	1,590,000	5,814,375

Security	Shares	Value

Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	23,532,670	$197,241,563
Tatung Co. Ltd.(c)	1,814,000	1,397,146
Uni-President Enterprises Corp.	4,452,694	10,576,607
United Microelectronics Corp.	10,494,000	4,567,629
Vanguard International Semiconductor Corp.	956,000	2,119,219
Walsin Technology Corp.	318,000	1,944,986
Win Semiconductors Corp.	320,000	2,143,620
Winbond Electronics Corp.	2,544,000	1,321,355
Wistron Corp.	2,866,169	2,374,484
WPG Holdings Ltd.	1,445,100	1,905,693
Yageo Corp.	243,217	2,396,672
Yuanta Financial Holding Co. Ltd.	9,756,556	5,651,673
Zhen Ding Technology Holding Ltd.	318,097	1,137,495

		600,449,904

Thailand — 2.6%
Advanced Info Service PCL, NVDR	1,017,600	6,056,194
Airports of Thailand PCL, NVDR	4,134,000	8,870,133
Bangkok Bank PCL, Foreign	254,400	1,665,453
Bangkok Dusit Medical Services PCL, NVDR	3,784,200	3,022,619
Bangkok Expressway & Metro PCL, NVDR	7,632,800	2,606,030
Banpu PCL, NVDR	2,098,800	1,078,162
Berli Jucker PCL, NVDR	1,208,400	1,949,338
BTS Group Holdings PCL, NVDR(b)	6,300,900	2,328,915
Bumrungrad Hospital PCL, NVDR	350,000	1,940,486
Central Pattana PCL, NVDR	1,367,400	3,233,789
Charoen Pokphand Foods PCL, NVDR	3,180,000	2,714,330
CP ALL PCL, NVDR	4,801,800	11,656,680
Electricity Generating PCL, NVDR	127,300	1,180,291
Energy Absolute PCL, NVDR	1,240,200	2,165,737
Glow Energy PCL, NVDR	540,600	1,549,410
Home Product Center PCL, NVDR	4,070,443	2,001,753
Indorama Ventures PCL, NVDR	1,621,800	2,324,114
IRPC PCL, NVDR(b)	9,826,200	1,739,014
Kasikornbank PCL, Foreign	1,154,700	6,890,222
Kasikornbank PCL, NVDR	594,675	3,557,805
Krung Thai Bank PCL, NVDR	3,529,875	2,089,730
Land & Houses PCL, NVDR	2,876,600	1,009,175
Minor International PCL, NVDR	2,155,420	2,531,817
PTT Exploration & Production PCL, NVDR	1,335,684	5,585,398
PTT Global Chemical PCL, NVDR	2,067,076	4,451,417
PTT PCL, NVDR	9,794,400	14,956,210
Robinson PCL, NVDR	508,800	928,351
Siam Cement PCL (The), NVDR	381,600	5,522,293
Siam Commercial Bank PCL (The), NVDR	1,780,800	7,307,276
Thai Oil PCL, NVDR	1,081,200	2,345,281
Thai Union Group PCL, NVDR	1,971,600	1,167,212
TMB Bank PCL, NVDR	11,448,000	724,353
True Corp. PCL, NVDR	9,889,890	1,595,393

		118,744,381

Total Common Stocks — 99.0% (Cost: $3,726,152,781)		4,536,809,192

Preferred Stocks

South Korea — 0.7%
Amorepacific Corp., Preference Shares, NVS	9,222	923,661
CJ Corp., Preference Shares	2,085	48,192

7

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hyundai Motor Co.
Preference Shares, NVS	23,214	$1,609,668
Series 2, Preference Shares, NVS	35,298	2,643,988
LG Chem Ltd., Preference Shares, NVS	7,632	1,309,948
LG Household & Health Care Ltd., Preference Shares, NVS	2,228	1,542,997
Samsung Electronics Co. Ltd., Preference Shares, NVS	793,410	25,266,320

		33,344,774

Total Preferred Stocks — 0.7% (Cost: $19,214,930)		33,344,774

Rights

Hong Kong — 0.0%
Haitong Securities Co. Ltd. (Expires 05/23/19)(c)	117,400	—

India — 0.0%
Bharti Airtel Ltd. (Expires 05/17/19)(c)	376,072	542,315

Total Rights — 0.0% (Cost: $0)		542,315

Warrants

Thailand — 0.0%
MINT W6 R (Expires 04/27/20)(c)	107,101	—

Total Warrants — 0.0% (Cost: $0)		—

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	150,077,974	$150,138,005
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	8,236,080	8,236,080

		158,374,085

Total Short-Term Investments — 3.4% (Cost: $158,327,243)		158,374,085

Total Investments in Securities — 103.1% (Cost: $3,903,694,954)		4,729,070,366

Other Assets, Less Liabilities — (3.1)%		(144,405,929)

Net Assets — 100.0%		$4,584,664,437

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	274,292,318	(124,214,344)	150,077,974	$150,138,005	$1,998,181	(a)	$36,254	$1,774
BlackRock Cash Funds: Treasury, SL Agency Shares	6,218,566	2,017,514	8,236,080	8,236,080	98,085		—	—

				$158,374,085	$2,096,266		$36,254	$1,774

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	10	05/30/19	$1,878	$(18,609)
MSCI Emerging Markets E-Mini	113	06/21/19	6,103	212,828

				$194,219

8

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® MSCI All Country Asia ex Japan ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$4,533,370,239	$964,948		$2,474,005	$4,536,809,192
Preferred Stocks	33,296,582	48,192		—	33,344,774
Rights	—	542,315		—	542,315
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	158,374,085	—		—	158,374,085

	$4,725,040,906	$1,555,455		$2,474,005	$4,729,070,366

Derivative financial instruments(b)
Assets
Futures Contracts	$212,828	$—		$—	$212,828
Liabilities
Futures Contracts	(18,609)	—		—	(18,609)

	$194,219	$—		$—	$194,219

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

9